RECLAMATION OBLIGATION	12 Months Ended
Jan. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
RECLAMATION OBLIGATION [Text Block]

13. RECLAMATION OBLIGATION

The Company has recorded a decommissioning provision in connection with estimated reclamation costs on a previously written off property. The obligation is recognized based on the estimated future reclamation costs. The Company had two wells in Alberta which were determined to be uneconomic and costs have been incurred to plug these wells. Reclamation and remediation work is still required to bring the site back to its natural state.